Supplemental Balance Sheet Information (Selected Balance Sheet) (Details) - USD ($) $ in Millions	Jan. 03, 2016	Dec. 28, 2014
Selected Components of Balance Sheet
Deferred tax liabilities	$ 30.4	$ 34.5
Deferred compensation liabilities	43.9	45.8
Prepaid expenses and other current assets
Selected Components of Balance Sheet
Deferred tax assets	0.0	42.8
Income tax receivable	28.8	13.6
Other assets
Selected Components of Balance Sheet
Deferred compensation assets	47.9	49.6
Accrued liabilities
Selected Components of Balance Sheet
Salaries and wages	89.5	108.7
Customer deposits and credits	37.6	47.9
Product warranty reserves	14.0	14.9
Other long-term liabilities
Selected Components of Balance Sheet
Accrued pension obligation	46.7	14.2
Accrued postretirement benefits	9.6	11.6
Deferred tax liabilities	37.9	77.3
Deferred compensation liabilities	$ 43.9	$ 45.8